Accounts Receivables, Net - Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Expected Credit Losses [Abstract]
Balance	$ 41,734	$ 42,357
Current period addition	543,912
Amounts written-off	(42,000)
Exchange differences	9,095	(623)
Balance	$ 552,741	$ 41,734	$ 42,357